OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 9,749	$ 10,357
Subcontractors accrual	2,494	1,627
Accrued taxes	3,264	1,738
Deferred consideration		2,035
Total other payables and accrued expenses	$ 15,507	$ 15,757